                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
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                              MFS SERIES TRUST II
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 08/31/2005

MFS(R) EMERGING
GROWTH FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Emerging Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                              SHARES                $ VALUE
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
STOCKS - 97.8%
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AEROSPACE - 1.2%
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FLIR Systems, Inc.^*                                                                               699,200         $   22,577,168
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ITT Industries, Inc.^                                                                              189,500             20,678,240
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                                                                                                                   $   43,255,408
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APPAREL MANUFACTURERS - 0.8%
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Columbia Sportswear Co.^*                                                                          113,120         $    5,248,768
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Nike, Inc., "B"^                                                                                   286,160             22,580,886
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                                                                                                                   $   27,829,654
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BANKS & CREDIT COMPANIES - 1.3%
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Investors Financial Services Corp.^                                                                137,800         $    4,839,536
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SLM Corp.^                                                                                         899,700             44,760,075
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                                                                                                                   $   49,599,611
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BIOTECHNOLOGY - 6.7%
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Amgen, Inc.*                                                                                       750,630         $   59,975,337
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CV Therapeutics, Inc.^*                                                                            141,400              3,841,838
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Gen-Probe, Inc.^*                                                                                  280,680             12,776,553
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Genzyme Corp.^*                                                                                    485,980             34,587,197
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Gilead Sciences, Inc.*                                                                           1,288,490             55,405,070
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Human Genome Sciences, Inc.^*                                                                      380,000              4,905,800
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ImClone Systems, Inc.^*                                                                            451,530             14,774,062
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Keryx Biopharmaceuticals, Inc.^*                                                                   276,100              4,627,436
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MedImmune, Inc.*                                                                                 1,156,370             34,610,154
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Neurochem, Inc.*                                                                                   241,420              2,752,188
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Neurocrine Biosciences, Inc.^*                                                                     464,550             21,276,390
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                                                                                                                   $  249,532,025
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BROADCAST & CABLE TV - 2.2%
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Grupo Televisa S.A., ADR^                                                                          641,550         $   40,289,340
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Telewest Global, Inc.^*                                                                          1,006,425             22,342,635
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Univision Communications, Inc., "A"^*                                                              504,400             13,568,360
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XM Satellite Radio Holdings, Inc., "A"*                                                            106,400              3,750,600
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                                                                                                                   $   79,950,935
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BROKERAGE & ASSET MANAGERS - 5.7%
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Chicago Mercantile Exchange Holdings, Inc.^                                                        183,200         $   50,856,320
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Franklin Resources, Inc.                                                                           164,100             13,200,204
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Goldman Sachs Group, Inc.^                                                                         292,360             32,504,585
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Greenhill & Co., Inc.^                                                                             245,000              9,853,900
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Lazard Ltd.^                                                                                       379,400              9,644,348
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Legg Mason, Inc.^                                                                                  641,939             67,101,884
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Lehman Brothers Holdings, Inc.^                                                                    215,400             22,759,164
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Refco, Inc.*                                                                                       226,580              6,332,911
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                                                                                                                   $  212,253,316
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BUSINESS SERVICES - 8.0%
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Alliance Data Systems Corp.^*                                                                      671,470         $   28,248,743
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Amdocs Ltd.*                                                                                     1,977,020             58,025,537
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Corporate Executive Board Co.^                                                                     255,810             20,661,774
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DST Systems, Inc.^*                                                                                935,080             50,213,796
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Getty Images, Inc.^*                                                                               996,200             85,264,758
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Hewitt Associates, Inc., "A"^*                                                                     793,900             23,023,100
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Infosys Technologies Ltd., ADR                                                                     264,720             18,739,529
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Laureate Education, Inc.^*                                                                         242,600             10,152,810
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                                                                                                                   $  294,330,047
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CHEMICALS - 0.6%
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Monsanto Co.                                                                                       202,300         $   12,914,832
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Nalco Holding Co.*                                                                                 586,500             10,732,950
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                                                                                                                   $   23,647,782
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COMPUTER SOFTWARE - 5.2%
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Adobe Systems, Inc.^                                                                               284,700         $    7,698,288
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Mercury Interactive Corp.^*                                                                        404,170             14,820,914
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MicroStrategy, Inc., "A"^*                                                                         194,000             14,938,000
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Oracle Corp.^*                                                                                   4,303,670             55,818,600
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Symantec Corp.*                                                                                  3,517,673             73,800,780
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TIBCO Software, Inc.*                                                                            3,183,100             24,318,884
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                                                                                                                   $  191,395,466
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COMPUTER SOFTWARE - SYSTEMS - 2.1%
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Dell, Inc.*                                                                                      1,522,140         $   54,188,184
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LG Philips LCD Co. Ltd., ADR^*                                                                     982,760             22,357,790
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                                                                                                                   $   76,545,974
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CONSUMER GOODS & SERVICES - 2.5%
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Apollo Group, Inc., "A"^*                                                                          301,220         $   23,693,965
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Avon Products, Inc.^                                                                               531,200             17,433,984
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Career Education Corp.^*                                                                           790,230             30,977,016
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Strayer Education, Inc.^                                                                           207,590             20,949,983
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                                                                                                                   $   93,054,948
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ELECTRONICS - 7.3%
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Analog Devices, Inc.^                                                                              406,390         $   14,812,915
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AU Optronics Corp., ADR^                                                                         1,720,054             25,439,599
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FormFactor, Inc.^*                                                                                 549,100             14,919,047
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KLA-Tencor Corp.                                                                                   462,600             23,481,576
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Marvell Technology Group Ltd.^*                                                                    768,470             36,264,099
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PMC-Sierra, Inc.^*                                                                               1,890,900             16,034,832
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Samsung Electronics Co. Ltd., GDR                                                                  228,990             60,052,628
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SanDisk Corp.^*                                                                                    620,800             24,105,664
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Texas Instruments, Inc.^                                                                           648,600             21,196,248
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Xilinx, Inc.^                                                                                    1,257,800             35,331,602
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                                                                                                                   $  271,638,210
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ENERGY - INDEPENDENT - 0.3%
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EOG Resources, Inc.                                                                                188,700         $   12,044,721
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ENTERTAINMENT - 0.3%
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Pixar^*                                                                                            268,500         $   11,787,150
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FOOD & DRUG STORES - 1.7%
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CVS Corp.                                                                                          970,400         $   28,500,648
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Walgreen Co.^                                                                                      723,820             33,534,581
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                                                                                                                   $   62,035,229
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FOOD & NON-ALCOHOLIC BEVERAGES - 1.7%
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Cadbury Schweppes PLC                                                                            2,244,700         $   22,224,411
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PepsiCo, Inc.^                                                                                     714,870             39,210,620
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                                                                                                                   $   61,435,031
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FURNITURE & APPLIANCES - 1.9%
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Harman International Industries, Inc.                                                              572,570         $   59,203,738
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Tempur-Pedic International, Inc.*                                                                  656,700             10,553,169
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                                                                                                                   $   69,756,907
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GAMING & LODGING - 2.0%
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Carnival Corp.^                                                                                    321,080         $   15,842,087
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Four Seasons Hotels, Inc.^                                                                         287,300             16,965,065
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Hilton Group PLC                                                                                 1,671,341              9,524,950
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Hilton Hotels Corp.^                                                                               390,700              9,052,519
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International Game Technology^                                                                     210,600              5,837,832
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Las Vegas Sands Corp.^*                                                                            154,300              5,445,247
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Station Casinos, Inc.                                                                              191,400             12,789,348
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                                                                                                                   $   75,457,048
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GENERAL MERCHANDISE - 2.6%
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Family Dollar Stores, Inc.                                                                       1,033,710         $   20,550,155
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Kohl's Corp.^*                                                                                     500,700             26,261,715
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Target Corp.^                                                                                      661,370             35,548,638
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Wal-Mart de Mexico S.A. de C.V                                                                   3,425,900             14,914,314
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                                                                                                                   $   97,274,822
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HEALTH MAINTENANCE ORGANIZATIONS - 1.5%
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WellPoint, Inc.*                                                                                   763,100         $   56,660,175
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Internet - 3.1%
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eBay, Inc.^*                                                                                        97,280         $    3,938,867
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Google, Inc., "A"^*                                                                                219,300             62,719,800
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Yahoo!, Inc.^*                                                                                   1,488,900             49,639,926
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                                                                                                                   $  116,298,593
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LEISURE & TOYS - 2.4%
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Activision, Inc.^*                                                                               1,047,666         $   23,415,335
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Electronic Arts, Inc.^*                                                                            994,600             56,970,688
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Marvel Enterprises, Inc.^*                                                                         427,800              8,235,150
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                                                                                                                   $   88,621,173
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MACHINERY & TOOLS - 0.7%
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Illinois Tool Works, Inc.^                                                                         217,580         $   18,337,642
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Precision Castparts Corp.                                                                           82,300              7,956,764
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                                                                                                                   $   26,294,406
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MEDICAL EQUIPMENT - 7.2%
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Alcon, Inc.                                                                                        379,500         $   44,799,975
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Cytyc Corp.^*                                                                                    3,445,911             85,975,479
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DENTSPLY International, Inc.                                                                       355,620             18,837,191
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Millipore Corp.^*                                                                                  607,940             38,877,763
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St. Jude Medical, Inc.*                                                                            768,900             35,292,510
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Synthes, Inc.                                                                                       97,390             11,714,574
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Waters Corp.^*                                                                                     705,390             32,074,083
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                                                                                                                   $  267,571,575
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METALS & MINING - 0.3%
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Companhia Vale do Rio Doce, ADR^                                                                   298,600         $   10,268,854
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NETWORK & TELECOM - 5.9%
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Cisco Systems, Inc.*                                                                             2,393,486         $   42,173,223
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Comverse Technology, Inc.^*                                                                        922,060             23,770,707
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Corning, Inc.*                                                                                   1,621,600             32,367,136
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F5 Networks, Inc.^*                                                                                147,500              6,090,275
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Juniper Networks, Inc.^*                                                                           659,311             14,992,732
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Nokia Corp., ADR^                                                                                2,890,800             45,587,916
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QUALCOMM, Inc.^                                                                                  1,387,900             55,113,509
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                                                                                                                   $  220,095,498
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OIL SERVICES - 4.0%
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BJ Services Co.^                                                                                   308,120         $   19,436,209
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GlobalSantaFe Corp.                                                                              1,066,780             50,010,646
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Halliburton Co.                                                                                    441,980             27,389,500
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National Oilwell Varco, Inc.^*                                                                     396,500             25,459,265
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Smith International, Inc.^                                                                         775,480             26,940,175
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                                                                                                                   $  149,235,795
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PERSONAL COMPUTERS & PERIPHERALS - 1.7%
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EMC Corp.*                                                                                       3,647,700         $   46,909,422
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Network Appliance, Inc.^*                                                                          627,500             14,896,850
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                                                                                                                   $   61,806,272
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PHARMACEUTICALS - 7.7%
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Allergan, Inc.^                                                                                    717,090         $   66,008,134
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Endo Pharmaceuticals Holdings, Inc.^*                                                              549,790             16,493,700
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Johnson & Johnson^                                                                                 588,310             37,292,971
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Medicis Pharmaceutical Corp., "A"^                                                               1,629,490             55,418,955
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Roche Holding AG                                                                                   373,730             51,779,337
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Teva Pharmaceutical Industries Ltd., ADR^                                                        1,034,900             33,572,156
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Wyeth                                                                                              518,520             23,743,031
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                                                                                                                   $  284,308,284
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PRINTING & PUBLISHING - 0.2%
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Playboy Enterprises, Inc.,"B"^*                                                                    554,620         $    7,520,647
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RESTAURANTS - 0.3%
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Cheesecake Factory, Inc.^*                                                                         323,084         $   10,232,070
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SPECIALTY STORES - 2.9%
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Bed Bath & Beyond, Inc.*                                                                           792,800         $   32,148,040
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Best Buy Co., Inc.^                                                                                373,300             17,791,478
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Circuit City Stores, Inc.                                                                        1,286,600             21,730,674
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Dicks Sporting Goods, Inc.^*                                                                       226,400              7,163,296
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Hot Topic, Inc.^*                                                                                  815,900             12,646,450
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Submarino S.A.*                                                                                    273,300              2,979,979
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Urban Outfitters, Inc.^*                                                                           260,800             14,516,128
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                                                                                                                   $  108,976,045
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TELECOMMUNICATIONS - WIRELESS - 0.8%
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America Movil S.A. de C.V., ADR, "L"                                                             1,270,920         $   27,960,240
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TELEPHONE SERVICES - 5.0%
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American Tower Corp., "A"^*                                                                      4,457,608         $  106,269,375
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Orascom Telecom Holding                                                                            154,600              7,148,704
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Sprint Nextel Corp.                                                                              2,712,900             70,345,497
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                                                                                                                   $  183,763,576
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Total Stocks (Identified Cost, $3,084,602,960)                                                                     $3,622,437,487
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PARTNERSHIPS - 0%
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REAL ESTATE - 0%
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Copley Partners 1 LP+*                                                                           3,000,000         $        3,210
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Copley Partners 2 LP+*                                                                           3,000,000                 25,620
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Total Partnerships (Identified Cost, $229,080)                                                                     $       28,830
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ISSUER                                                                                          PAR AMOUNT                $ VALUE
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SHORT-TERM OBLIGATION - 0.9%
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General Electric Capital Corp., 3.58%, due 9/01/05, at Amortized Cost<                       $  34,928,000         $   34,928,000
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ISSUER                                                                                          PAR AMOUNT                $ VALUE
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COLLATERAL FOR SECURITIES LOANED - 17.1%
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Morgan Stanley Repurchase Agreement, 3.6%, dated 8/31/05, due 9/01/05, total to be received $1,737,184 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost                                      $   1,737,011         $    1,737,011
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ISSUER                                                                                              SHARES                $ VALUE
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Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                      632,335,681            632,335,681
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Total Collateral for Securities Loaned                                                                             $  634,072,692
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ISSUER                                                                                          PAR AMOUNT                $ VALUE
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REPURCHASE AGREEMENT - 1.4%
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Goldman Sachs, 3.56%, dated 8/31/05, due 9/01/05, total to be received $50,888,032
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                            $  50,883,000         $   50,883,000
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Total Investments (Identified Cost, $3,804,715,732) ~                                                              $4,342,350,009
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OTHER ASSETS, LESS LIABILITIES - (17.2)%                                                                             (638,827,903)
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Net Assets - 100.0%                                                                                                $3,703,522,106
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* Non-income producing security.
^ All or a portion of this security is on loan.
~ As of August 31, 2005, the fund had five securities representing $83,557,528 and 2.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
+ Restricted security.
< The rate shown represents an annualized yield at time of purchase.

Abbreviations:

ADR = American Depository Receipt
GDR = Global Depository Receipt


See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $3,883,055,066
                                                                ==============
Gross unrealized appreciation                                   $  533,388,652
Gross unrealized depreciation                                      (74,093,709)
                                                                --------------
    Net unrealized appreciation (depreciation)                  $  459,294,943
                                                                ==============

(2) Restricted Securities
At August 31, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting less than 0.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                           DATE OF
DESCRIPTION              ACQUISITION         SHARES          COST        VALUE
-------------------------------------------------------------------------------
Copley Partners 1 LP      12/02/86           3,000,000     $193,740      $3,210
Copley Partners 2 LP  10/01/86 - 8/09/91     3,000,000       35,340      25,620
                                                                     ----------
                                                                        $28,830
                                                                     ==========


A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: October 24, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: October 24, 2005
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 24, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.